Royalty, stream and working interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ 4,797.8	$ 4,555.6	$ 3,939.2
Royalty, stream and working interest, net depletable	3,743.8	2,233.0
Royalty, stream and working interest, net non-depletable	1,054.0	2,322.6
Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	7,407.8	6,886.1
Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(2,610.0)	(2,254.5)
Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		(76.0)
Mineral Royalties
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	415.6	450.1	486.1
Mineral Royalties | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,035.7	1,021.4
Mineral Royalties | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(620.1)	(571.3)
Streams
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	2,804.0	2,967.6	2,575.4
Streams | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	4,346.3	4,346.3
Streams | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(1,542.3)	(1,303.3)
Streams | Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		(75.4)
Energy
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,353.6	966.6	682.7
Energy | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	1,756.4	1,303.8
Energy | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(402.8)	(337.2)
Advanced
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	170.9	129.8	151.9
Advanced | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	203.2	159.9
Advanced | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	(32.3)	(30.1)
Exploration
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	53.7	41.5	$ 43.1
Exploration | Cost
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	66.2	54.7
Exploration | Accumulated Depletion
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net	$ (12.5)	(12.6)
Exploration | Impairment
Royalty, Stream and Working Interests, Net
Royalty, stream and working interests, net		$ (0.6)